AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks
Austria — 0.6%
Erste Group Bank AG	69,906	$3,830,744
Canada — 3.1%
Canadian National Railway Co.	70,976	8,314,838
Canadian Pacific Kansas City Ltd.(a)	127,985	10,947,837
		19,262,675
Denmark — 0.8%
Carlsberg A/S (Class B Stock)	40,086	4,773,306
France — 8.7%
Air Liquide SA	32,039	6,187,059
Capgemini SE	51,151	11,043,533
EssilorLuxottica SA	11,699	2,771,779
Hermes International SCA	1,170	2,880,957
Legrand SA	70,336	8,103,118
LVMH Moet Hennessy Louis Vuitton SE	15,668	12,015,415
Pernod Ricard SA	67,048	10,143,854
		53,145,715
Germany — 3.2%
Brenntag SE	31,311	2,337,132
Deutsche Boerse AG	16,626	3,903,265
Merck KGaA	55,274	9,757,567
MTU Aero Engines AG	11,853	3,704,396
		19,702,360
Ireland — 1.3%
Accenture PLC (Class A Stock)	22,059	7,797,415
Israel — 1.4%
Check Point Software Technologies Ltd.*	44,730	8,624,391
Japan — 2.6%
Hoya Corp.	22,400	3,102,479
Kubota Corp.	353,500	5,047,427
Olympus Corp.	408,500	7,765,301
		15,915,207
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)	153,752	1,094,302
Netherlands — 2.2%
Akzo Nobel NV	59,641	4,213,112
Heineken NV	101,093	8,974,047
		13,187,159
South Korea — 0.8%
Samsung Electronics Co. Ltd.	107,632	5,030,592
Spain — 3.4%
Aena SME SA, 144A	25,707	5,647,200
Amadeus IT Group SA	112,754	8,165,931
Cellnex Telecom SA, 144A	179,454	7,275,568
		21,088,699
	Shares	Value
Common Stocks (continued)
Sweden — 0.4%
Essity AB (Class B Stock)	83,821	$2,616,446
Switzerland — 3.8%
Cie Financiere Richemont SA (Class A Stock)	67,078	10,652,274
Julius Baer Group Ltd.	35,066	2,114,618
UBS Group AG	348,527	10,784,837
		23,551,729
United Kingdom — 7.8%
Burberry Group PLC	205,016	1,922,550
Compass Group PLC	119,500	3,831,132
Diageo PLC	308,958	10,791,874
Intertek Group PLC	62,082	4,292,191
London Stock Exchange Group PLC	41,240	5,646,212
Melrose Industries PLC	728,654	4,453,215
Reckitt Benckiser Group PLC	90,517	5,538,209
Rolls-Royce Holdings PLC*	800,662	5,666,679
Whitbread PLC	57,728	2,423,338
WPP PLC	308,850	3,163,685
		47,729,085
United States — 58.4%
Abbott Laboratories	51,556	5,877,900
Air Products & Chemicals, Inc.	33,745	10,047,236
Alphabet, Inc. (Class A Stock)	76,218	12,640,755
American Express Co.	35,293	9,571,462
Amphenol Corp. (Class A Stock)	58,398	3,805,214
Aon PLC (Class A Stock)	24,049	8,320,714
Aptiv PLC*	49,428	3,559,310
Becton, Dickinson & Co.	44,454	10,717,859
Boston Scientific Corp.*	73,763	6,181,339
Carrier Global Corp.(a)	29,317	2,359,725
Charles Schwab Corp. (The)	211,661	13,717,750
Cognizant Technology Solutions Corp. (Class A Stock)	42,388	3,271,506
Comcast Corp. (Class A Stock)	291,540	12,177,626
Cooper Cos., Inc. (The)*	52,915	5,838,641
eBay, Inc.	64,038	4,169,514
Equifax, Inc.	12,128	3,563,934
Experian PLC	133,354	7,023,708
Fidelity National Information Services, Inc.	72,089	6,037,454
Fiserv, Inc.*	39,309	7,061,862
Goldman Sachs Group, Inc. (The)	18,682	9,249,645
Honeywell International, Inc.	56,171	11,611,108
International Flavors & Fragrances, Inc.	83,662	8,778,654
Linde PLC	25,084	11,961,556
Marriott International, Inc. (Class A Stock)	17,720	4,405,192
Medtronic PLC	161,922	14,577,838
Microchip Technology, Inc.	36,614	2,939,738
Microsoft Corp.	28,131	12,104,769
Nestle SA	98,137	9,862,026
Omnicom Group, Inc.(a)	17,388	1,797,745
Oracle Corp.	71,050	12,106,920
Otis Worldwide Corp.	36,368	3,780,090
PPG Industries, Inc.	37,563	4,975,595
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AST MFS GLOBAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Roche Holding AG	39,197	$12,543,716
Salesforce, Inc.	18,465	5,054,055
Schneider Electric SE	60,080	15,837,564
STERIS PLC	20,722	5,025,914
Thermo Fisher Scientific, Inc.	23,916	14,793,720
TransUnion	68,523	7,174,358
Union Pacific Corp.	29,341	7,231,970
United Parcel Service, Inc. (Class B Stock)	28,388	3,870,420
Visa, Inc. (Class A Stock)	61,048	16,785,148
Walt Disney Co. (The)	61,395	5,905,585
Waters Corp.*(a)	20,544	7,393,580
Willis Towers Watson PLC	44,143	13,001,438
		358,711,853

Total Long-Term Investments (cost $436,966,752)		606,061,678
Short-Term Investments — 3.9%
Affiliated Mutual Funds — 2.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	39,290	39,290
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $17,823,608; includes $17,747,346 of cash collateral for securities on loan)(b)(wb)	17,831,101	17,823,969

Total Affiliated Mutual Funds (cost $17,862,898)		17,863,259

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 1.0%
Federal Home Loan Bank
4.251%	10/01/24	6,507	6,506,111
(cost $6,507,000)

Total Short-Term Investments (cost $24,369,898)				24,369,370

TOTAL INVESTMENTS—102.6% (cost $461,336,650)				630,431,048

Liabilities in excess of other assets — (2.6)%				(16,204,886)

Net Assets — 100.0%				$614,226,162

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,488,217; cash collateral of $17,747,346 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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